STOCKHOLDERS' EQUITY (Details - Warrants) - $ / shares	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Equity [Abstract]
Warrants outstanding, beginning balance	0	0
Outstanding, Weighted Average Exercise Price	$ 0	$ 0
Warrants issued	2,868,397	2,868,397
Issued, Weighted Average Exercise Price	$ 0.00084	$ 0.00084
Warrants exercised	0	0
Exercised, Weighted Average Exercise Price	$ 0	$ 0
Warrants expired/forfeited	0	0
Expired/Forfeited, Weighted Average Exercise Price	$ 0	$ 0
Warrants outstanding, ending balance	2,868,397	2,868,397
Outstanding Weighted Average Exercise Price	$ 0.00084	$ 0.00084
Weighted Average Remaining Contractual Life	1 year 8 months 12 days	2 years 8 months 12 days